Analysis of cash flows - Summary of Analysis of Cash Flows (Parenthetical) (Detail) - Dec. 31, 2019	GBP (£)	USD ($)	EUR (€)
Disclosure Of Cash Flow Statement [line items]
Bond amount | £	£ 6,309,800,000
Repayment of EURO 600 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount			€ 600,000,000
Repayment of USD 812 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | $		$ 812,000,000
Partial repayment of USD 272 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | $		272,000,000
Partial repayment of USD 450 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | $		$ 450,000,000
Repayment of GBP 200 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | £	200,000,000
Proceeds from issue of EURO 250 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount			250,000,000
Proceeds from issue of EURO 500 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount			500,000,000
Repayment of EURO 252 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount			€ 252,000,000
Repayment of GBP 400 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | £	£ 400,000,000